Note 14 - Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 14 – Subsequent Events

On February 24, 2014, TCA filed in Florida court to seek unpaid monthly payments plus late fees and penalties on the note issued on May 1, 2013 as part of the credit facility agreement. The Company was delinquent on payments and was notified of default on January 22, 2014. .

Subsequent to December 31, 2013, the Company issued 500,000 common shares valued at $17,500 to repay outstanding payable for the same amount; issued 1,000,000 common shares for proceeds of $20,000; issued 1,000,000 shares, valued at $27,500 based on the market price on the issuance date, for consulting services; and issued 2,440,149 shares for conversion of notes payable and accrued interest in the amount of $36,400.

 Subsequent to December 31, 2013, the Company also issued 788,250 shares to settle unpaid salary of the officers.